Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Convertible Debt
Note	Purchase	Principal	Original Issue	Accrued
Date	Price	Balance	Discount	Interest
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$25,000	$27,778	$2,778	$1,708
4/28/2022	$28,000	$31,111	$3,111	$1,913
4/28/2022	$28,000	$31,111	$3,111	$1,913
4/28/2022	$35,000	$38,889	$3,889	$2,392
12/20/2021*	$25,000	$27,778	$2,778	$2,301
4/13/2022*	$100,000	$111,111	$11,111	$7,111
9/9/2022	$25,000	$27,778	$2,778	$1,088

Total	$1,016,000	$1,128,889	$112,889	$69,675

*	Notes sold by Company prior to the April 28, 2022 closing